REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES - Changes to contract liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes to contract liabilities
Beginning balance	€ 30,569	€ 25,682	€ 17,378
Decrease in Contract Liabilities Attributable to Sales Revenues Included in Contractual Liabilities at the Beginning of the Period	(30,406)	(25,682)	(17,378)
Increase in Contract Liabilities Attributable to Customer Payments Received	17,769	30,569	25,682
Ending balance	€ 17,931	€ 30,569	€ 25,682